Fixed assets - Vessels, net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Property Plant And Equipment
Balance as at beginning of period	$ 1,120,070
Balance as at end of period	1,255,553
Vessel Cost
Property Plant And Equipment
Balance as at beginning of period	1,396,735
Acquisition and improvements	134,173
Transfer from Advances for vessels under construction - related party	30,323
Balance as at end of period	1,561,231
Accumulated depreciation
Property Plant And Equipment
Balance as at beginning of period	(276,665)
Depreciation for the period	(29,013)
Balance as at end of period	(305,678)
Net book value
Property Plant And Equipment
Balance as at beginning of period	1,120,070
Acquisition and improvements	134,173
Transfer from Advances for vessels under construction - related party	30,323
Depreciation for the period	(29,013)
Balance as at end of period	$ 1,255,553